SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6.                                      SHORT-TERM INVESTMENTS

Short-term investments, all of which are classified as available-for-sale, were comprised of Canadian federal government issued securities with outstanding maturities less than 60 days.